EQUITY (Details Narrative) - shares		12 Months Ended
	Apr. 22, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding		15,020,000	12,000,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	3,020,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding		12,000,000
Stock Issued During Period, Shares, New Issues		3,020,000